Trade receivables (Schedule of Trade Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [Abstract].
Trade receivables	$ 70,531	$ 46,918